Segment Reporting - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total revenue	$ 11,698,830	$ 7,149,785
Fragrance Compounds [Member]
Total revenue	5,957,386	2,556,881
Health Supplements (Solid Drinks) [Member]
Total revenue	4,671,082	1,065,535
Bioactive Food Ingredients [Member]
Total revenue	$ 1,070,362	$ 3,527,369